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SEC Mail Processing Section
OCT 16 2013
Washington DC
404

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 17 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report** [redacted]

13035469

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.)
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
STOXX Global Broad Infrastructure Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
NFRA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE; London; Toronto; Tokyo; Xetra; NASDAQ Stock Market; Euronext France; Spanish Stock Market Interconnection System (SIBE); Hong Kong; ASX National; Italy Continuous; Mexico City; Sao Paulo; Johannesburg; Taipei; Bangkok; NZSE National Market; Kuala Lumpur ; Manila ; Swiss SIX Exchange ; Santiago; Euronext Netherlands; Korea Stock Exchange; Micex; Singapore; Vienna; Indonesia Stock Exchange; Bombay

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Janet McGinness

Title:
Corporate Secretary

Telephone Number:
(212) 656-2039

Manual Signature of Official Responsible for Form:
Janet McGinness

October 9, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 17 2013

SEC 2449 (1/99)

Janet McGinness
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
sbhattacharyya@nyx.com

Via Overnight Mail

October 9, 2013

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: FlexShares STOXX Global Broad Infrastructure Index Fund

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

FlexShares STOXX Global Broad Infrastructure Index Fund NFRA

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures